Inventories, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

YS Group’s inventories consist of the following:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Raw materials	50,453,180	63,425,030	$8,833,816
Work in progress	61,275,177	40,767,989	5,678,151
Finished goods(1)	78,432,041	118,253,022	16,470,239
Allowance for slow-moving or obsolete inventories	(4,779,446)	(9,625,670)	(1,340,660)
Inventories, net	185,380,952	212,820,371	$29,641,546

____________

(1)      From March 2023, Liaoning Yisheng manufactures Yivyka Injection which obtained a pharmaceutical marketing authorization in Cambodia. All the Yivyka Injection will be exported to Cambodia and not marketed in PRC. As of September 30, 2023, approximately RMB1.0 million of Yivyka Injection was recorded in finished goods.

The movements in the allowance for slow-moving or obsolete inventories are as follows:

	Six Months Ended September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the period (audited)	5,503,029	4,779,446	$665,679
Additions (unaudited)	—	10,678,694	1,487,325
Inventories written off (unaudited)	(4,393,629)	(5,832,470)	(812,344)
Balance at end of the period	1,109,400	9,625,670	$1,340,660

NOTE 5 — INVENTORIES, NET

YS Group’s inventories consist of the following:

	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Raw materials	57,926,980	50,453,180	$7,342,169
Work in progress	40,795,744	61,275,177	8,917,033
Finished goods	73,285,870	78,432,041	11,413,775
Allowance for slow-moving or obsolete inventories	(5,503,029)	(4,779,446)	(695,526)
Inventories, net	166,505,565	185,380,952	$26,977,451

The movements in the allowance for slow-moving or obsolete inventories are as follows:

	Year Ended March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Balance at beginning of the year	41,301,797	5,503,029	$800,825
Additions	4,393,629	3,670,046	534,081
Inventories written off	(40,192,397)	(4,393,629)	(639,380)
Balance at end of the year	5,503,029	4,779,446	$695,526